Related Party Transactions and Balances - Schedule of Due to Related Parties (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Due to related parties	$ 170,131	د.إ 624,721	$ 5,784,692	د.إ 21,241,387	د.إ 5,436,740
Mr. Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties			2,645,851	9,715,566	5,436,740
Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties	12,990	47,700	2,905,778	10,670,015
Mr. Rajesh Venkataraman [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties			$ 233,063	د.إ 855,806